Operating leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter	Total
$229	$174	$125	$92	$65	$189	$874